Operating Leases (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leases (Textual) [Abstract]
Rental expenses	$ 292,516	$ 282,309	$ 284,078
Contingent rental included in rent expense	$ 36,917	$ 37,602	$ 36,228